ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS	6 Months Ended
Dec. 31, 2025
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS

NOTE 22. ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS

In June 2021, the Company issued to some institutional investors warrants to purchase an aggregate of up to 8,814,102 (489,673 shares post 2024 Reverse Split) Class A Ordinary Shares. (the “Warrant 2021”) The warrants are subject to deemed-liquidation redemption features and are therefore classified as a liability in accordance with FASB ASC 480. Warrant liability is classified as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities. The warrant liability is re-valued at each reporting period with the change in fair value recorded through earnings. The Company established the initial fair value of the warrants at $34,860,000. During the year ended June 30, 2023, the exercise price of warrants to purchase an aggregate of up to 7,950,769 (441,710 shares post 2024 Reverse Split) Class A Ordinary Shares was adjusted to $0.80 ($14.40 post 2024 Reverse Split), and the exercise price of the remaining warrants to purchase an aggregate of up to 863,333 (47,964 shares post 2024 Reverse Split) Class A Ordinary Shares remained at $6.24 ($112.32 post 2024 Reverse Split).

On December 14, 2023, the Company entered into a Warrant Purchase Agreement with certain accredited investors pursuant to which the Company agreed to buy back an aggregate of 7,950,769 (441,710 warrants post 2024 Reverse Split) warrants from the investors, and the investors agreed to sell the Warrants back to the Company. The purchase price for each Warrant was $0.25 ($4.50 post 2024 Reverse Split). As of December 31, 2025, The Company still holds the investor 863,333 (47,964 warrants post 2024 Reverse Split) warrants. As of June 30, 2025 and December 31, 2025, the fair value of the warrant liability of the Warrant 2021 was $96 and $14 (¥17,504). During the six months ended December 31, 2024 and 2025, there was change in fair value of warrant liability in an aggregate amount of $1,415 and $84, respectively.

The key inputs into the Black-Scholes model were as follows at their measurement dates:

	December 31,	June 30,
Input	2025	2025
Number of warrants	$47,964	$47,964
Share price	$1.58	$2.52
Risk-free interest rate	3.49%	3.85%
Volatility	116%	95%
Exercise price	$112.32	$112.32
Warrant life	0.96 years	1.96 years

The following table presents information about the Company’s warrants that were measured at fair value on a recurring basis as of June 30, 2025 and December 31, 2025, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

		Quoted Prices In	Significant Other	Significant Other
	June 30,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2025	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability - non-current	$96	$—	$—	$96

		Quoted Prices In	Significant Other	Significant Other
	December 31,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2025	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability - current	$14	$—	$—	$14

The following table summarizes the Company’s Warrants activities and status of Warrants as of December 31, 2025:

		Weighted	Average
		Average	Remaining
		Exercise Price	Period
Warrants	Warrants*	Per Share*	(Years)
Outstanding as of June 30, 2024	47,964	$112.32	2.96
Issued	—	—	—
Redeemed	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of June 30, 2025	47,964	$112.32	1.96
Issued	—	—	—
Redeemed	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of December 31, 2025	47,964	$112.32	0.96

*Retrospectively restated for the 1-for-18 reverse share split on May 1, 2024.